Stock-Based Compensation - Restricted Shares of Stock and Unit Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares
Outstanding at beginning of period (in shares)	9,241,387	8,316,571	6,880,826
Granted (in shares)	5,815,879	6,107,976	5,565,634
Vested (in shares)	(5,272,319)	(4,680,480)	(3,872,874)
Cancelled (in shares)	(507,322)	(502,680)	(257,015)
Outstanding at end of period (in shares)	9,277,625	9,241,387	8,316,571
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 44.45	$ 48.42	$ 52.59
Granted (in dollars per share)	46.25	42.12	45.87
Vested (in dollars per share)	47.05	48.52	52.05
Cancelled (in dollars per share)	44.48	44.06	50.00
Outstanding at end of period (in dollars per share)	$ 44.10	$ 44.45	$ 48.42